Schedule of Preliminary Unaudited Pro Forma (Details) - USD ($)	Sep. 30, 2023	Feb. 17, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Current Assets	$ 2,071,687			$ 4,207,927	$ 9,067,506
Property and equipment, net	276,540			1,584,714	2,323,163
Other Assets	1,916,267			5,288,965	15,838,524
Total Assets	4,264,494			11,081,606	27,229,193
Liabilities and Stockholders equity:
Total Current Liabilities	2,459,379			3,713,832	4,933,861
Long-Term Liabilities				2,716,518
Total Liabilities	3,236,135			6,430,350	9,276,132
Accumulated deficit	$ (54,534,371)			(46,519,740)	$ (28,206,934)
Impact Fromthe Saleof Operations Associatedwith Louisiana Orthopedic [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Subsequent Event [Member]
Assets:
Current Assets			$ (673,650)
Property and equipment, net			(111,688)
Other Assets			(634,887)
Total Assets			(1,420,225)
Liabilities and Stockholders equity:
Total Current Liabilities			(133,569)
Long-Term Liabilities			(447,318)
Total Liabilities			(580,887)
Accumulated deficit			$ (839,338)
Impact From The Sale Of The Back Space Operations [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Subsequent Event [Member]
Assets:
Current Assets		$ (55,478)
Property and equipment, net		(631,281)
Other Assets		(932,504)
Total Assets		(1,619,263)
Liabilities and Stockholders equity:
Total Current Liabilities		(192,792)
Long-Term Liabilities		(679,621)
Total Liabilities		(872,413)
Accumulated deficit		$ (746,850)
Resulting Impact Of Subsequent Events [Member]
Assets:
Current Assets				3,478,799
Property and equipment, net				841,745
Other Assets				3,721,574
Total Assets				8,042,118
Liabilities and Stockholders equity:
Total Current Liabilities				3,387,471
Long-Term Liabilities				1,589,579
Total Liabilities				4,977,050
Accumulated deficit				$ (48,105,928)